PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2018
PRINCIPAL ACTIVITIES AND ORGANIZATION
Schedule of principal subsidiaries and VIEs

		Date of	Percentage of
	Place of	incorporation or	direct or	Principal
Subsidiaries	incorporation	acquisition	indirect	activities
Youxinpai (Beijing) Information Technology Co., Ltd.	Beijing	June 15, 2012	100%	Used car auction
Youhan (Shanghai) Information Technology Co., Ltd.	Shanghai	December 25, 2015	100%	Used car auction
Kai Feng Finance Lease (Hangzhou) Co., Ltd.	Hangzhou	March 25, 2013	100%	Loan facilitation
Bo Yu Finance Lease (Tianjin) Co., Ltd.	Tianjin	March 6, 2015	100%	Loan facilitation
Yougu (Shanghai) Information Technology Co., Ltd.	Shanghai	March 13, 2015	100%	Transaction service
Youzhen (Beijing) Business Consulting Co., Ltd.	Beijing	March 28, 2016	100%	Transaction service
Youxin (Shanghai) Second Hand Car Business Co., Ltd.	Shanghai	January 26, 2016	100%	Transaction service
Beijing Youxin Fengshun Lubao Vehicle* Auction Co., Ltd.	Beijing	March 13, 2015	94.94%	Salvage car auction
Youxin (Shanxi) Technology Information Co., Ltd.	Xi’an	April 27, 2018	100%	Transaction service

As of December 31, 2018, the Company’s principal subsidiaries and consolidated VIEs are as follows:

		Date of	Percentage
VIEs	Place of	incorporation or	of direct	Principal
Subsidiaries	incorporation	acquisition	or indirect	activities

Youxin Internet (Beijing) Information Technology Co., Ltd.	Beijing	August 11, 2011	99.99%	Auction platform
Beijing Fengshun Lubao* Automotive Auction Co., Ltd.	Beijing	June 10, 2011	94.94%	Salvage car auction
Youxin Yishouche (Beijing) Information Technology Co., Ltd.	Beijing	March 12, 2015	99.99%	Transaction service

*Both are subsidiaries of Fairlubo Auction Company Limited (“Fairlubo”)